Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,576)	$ (12,537)	$ (11,738)
Depreciation	12	12	9
Stock-based compensation	593	2,603	1,748
Inventory write off	34
Amortization and others	237	242	258
Changes in non-cash operating balances:
Accounts receivable and other receivables	3	7	(1)
Prepaid expense	116	68	(180)
Inventory	0	0	(11)
Prepaid expenses and other current assets	0	(50)	50
Accounts payable and accrued liabilities	376	(165)	(172)
Net cash used in operating activities	(5,205)	(9,820)	(10,037)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	0	(6)	(13)
Net cash flows used in investing activities	0	(6)	(13)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from the issuance of share capital	6,007	7,283	8,687
Repayment of operating lease and financing obligation	(229)	(238)	(265)
Net cash provided from financing activities	5,778	7,045	8,422
Net (decrease) increase in cash	573	(2,781)	(1,628)
Cash Beginning of year	830	3,611	5,239
Cash End of year	1,403	830	3,611
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Shares and warrants issued on connection with convertible notes	$ 0	$ 0	$ 0